SUPPLEMENT FOR THE PERIOD
                       JANUARY 1, 2001 TO APRIL 16, 2001
                             TO THE PROSPECTUS OF
                        FRANKLIN CUSTODIAN FUNDS, INC.
                   (Growth, DynaTech, Income, Utilities and
           U.S. Government Securities Series) dated February 1, 2001
                        FRANKLIN RISING DIVIDENDS FUND
                            dated February 1, 2001
                      FRANKLIN INVESTORS SECURITIES TRUST
           (FIST 1 - Franklin Convertible Securities, Equity Income,
  Global Government Income and Short-Intermediate U.S. Government Securities
                                    Funds)
         (FIST 2 - Franklin Adjustable U.S. Government Securities and
                    Total Return Funds) dated March 1, 2001
                        FRANKLIN VALUE INVESTORS TRUST
   (Franklin Value, Balance Sheet Investment, MicroCap Value, and Large Cap
                                 Value Funds),
                              dated March 1, 2001
                        FRANKLIN TEMPLETON GLOBAL TRUST
         (Franklin Templeton Global Currency and Hard Currency Funds)
                              dated March 1, 2001
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
        (Templeton Foreign Smaller Companies and Pacific Growth Funds)
                              dated March 1, 2001

The following paragraph is added to the section "Dealer compensation" of the prospectuses for the Franklin Templeton funds listed above:

 During the period January 1, 2001 through April 16, 2001, Distributors will reallow the entire front-end sales charge to the securities firm of A.G. Edwards & Sons, Inc. (AG Edwards) on purchases of Class A shares of the funds for IRA accounts for which Franklin Templeton Bank & Trust Company or AG Edwards, or an affiliate, serves as the custodian.

              Please keep this supplement for future reference.